Offerings - Offering: 1	Feb. 12, 2026 USD ($)
Offering:
Rule 457(a)	true
Security Type	Equity
Amount Registered	11,500,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 115,000,000
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
(2)

Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

(3)

Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.